Exhibit 99
Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	42
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,096,048,240.42	51,209	56.40 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$234,900,000.00	0.22000%	December 15, 2013
Class A-2 Notes	$342,700,000.00	0.400%	September 15, 2015
Class A-3 Notes	$326,200,000.00	0.510%	April 15, 2017
Class A-4 Notes	$95,610,000.00	0.670%	March 15, 2018
Class B Notes	$31,560,000.00	1.010%	May 15, 2018
Class C Notes	$21,040,000.00	1.230%	August 15, 2018
Class D Notes	$21,040,000.00	1.970%	May 15, 2019
Total	$1,073,050,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$443,353.65

Principal:
Principal Collections	$6,526,033.90
Prepayments in Full	$2,972,026.38
Liquidation Proceeds	$98,990.08
Recoveries	$28,264.36
Sub Total	$9,625,314.72
Collections	$10,068,668.37

Purchase Amounts:
Purchase Amounts Related to Principal	$144,981.68
Purchase Amounts Related to Interest	$725.90
Sub Total	$145,707.58

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$10,214,375.95

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	42
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$10,214,375.95
Servicing Fee	$110,209.00	$110,209.00	$0.00	$0.00	$10,104,166.95
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$10,104,166.95
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$10,104,166.95
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$10,104,166.95
Interest - Class A-4 Notes	$30,294.87	$30,294.87	$0.00	$0.00	$10,073,872.08
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,073,872.08
Interest - Class B Notes	$26,563.00	$26,563.00	$0.00	$0.00	$10,047,309.08
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,047,309.08
Interest - Class C Notes	$21,566.00	$21,566.00	$0.00	$0.00	$10,025,743.08
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,025,743.08
Interest - Class D Notes	$34,540.67	$34,540.67	$0.00	$0.00	$9,991,202.41
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$9,991,202.41
Regular Principal Payment	$9,441,504.49	$9,441,504.49	$0.00	$0.00	$549,697.92
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$549,697.92
Residual Released to Depositor	$0.00	$549,697.92	$0.00	$0.00	$0.00
Total		$10,214,375.95

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$9,441,504.49
Total					$9,441,504.49
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$9,441,504.49	$98.75	$30,294.87	$0.32	$9,471,799.36	$99.07
Class B Notes	$0.00	$0.00	$26,563.00	$0.84	$26,563.00	$0.84
Class C Notes	$0.00	$0.00	$21,566.00	$1.03	$21,566.00	$1.03
Class D Notes	$0.00	$0.00	$34,540.67	$1.64	$34,540.67	$1.64
Total	$9,441,504.49	$8.80	$112,964.54	$0.11	$9,554,469.03	$8.91

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	42

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$54,259,476.53	0.5675084	$44,817,972.04	0.4687582
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Class D Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$127,899,476.53	0.1191925	$118,457,972.04	0.1103937

Pool Information
Weighted Average APR	4.128%	4.138%
Weighted Average Remaining Term	22.61	21.82
Number of Receivables Outstanding	14,958	14,362
Pool Balance	$132,250,803.20	$122,399,303.34
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$127,899,476.53	$118,457,972.04
Pool Factor	0.1206615	0.1116733

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,480,241.20
Targeted Credit Enhancement Amount	$5,480,241.20
Yield Supplement Overcollateralization Amount	$3,941,331.30
Targeted Overcollateralization Amount	$3,941,331.30
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$3,941,331.30

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,480,241.20
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,480,241.20
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,480,241.20

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	42
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		60	$109,467.82
(Recoveries)		88	$28,264.36
Net Loss for Current Collection Period			$81,203.46
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7368%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.3655%
Second Preceding Collection Period			0.5134%
Preceding Collection Period			0.6832%
Current Collection Period			0.7653%
Four Month Average (Current and Preceding Three Collection Periods)			0.5819%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,939	$7,575,865.51
(Cumulative Recoveries)			$1,037,333.10
Cumulative Net Loss for All Collection Periods			$6,538,532.41
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5966%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,923.30
Average Net Loss for Receivables that have experienced a Realized Loss			$1,659.95

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.31%	246	$2,829,945.16
61-90 Days Delinquent	0.26%	26	$322,722.16
91-120 Days Delinquent	0.04%	5	$53,346.92
Over 120 Days Delinquent	0.55%	46	$669,564.80
Total Delinquent Receivables	3.17%	323	$3,875,579.04

Repossession Inventory:
Repossessed in the Current Collection Period		5	$64,250.93
Total Repossessed Inventory		9	$145,986.79

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.5513%
Preceding Collection Period			0.5348%
Current Collection Period			0.5361%
Three Month Average			0.5407%

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	42

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer